Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under the noncancelable operating lease as of December 31, 2013 are:
Operating
leases
Year ending December 31:
2014	$247,841
Total minimum lease payments	$247,841